Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 1,677,000	$ 1,583,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,526,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 22,526,000